Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2013
Operating Leased Assets [Line Items]
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2014	$37,188
2015	35,192
2016	31,825
2017	25,815
2018	20,858
Later years	146,474
$297,352